Intangible assets (Tables)	6 Months Ended
Dec. 31, 2022
Intangible assets.
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2022
Cost	421,453	779,196	18,817	1,219,466
Accumulated amortization	—	(462,985)	(13,203)	(476,188)
Net book amount	421,453	316,211	5,614	743,278
Six months ended 31 December 2022
Opening net book amount	421,453	316,211	5,614	743,278
Additions	—	221,472	699	222,171
Disposals	—	(8,810)	—	(8,810)
Amortization charge	—	(83,736)	(1,374)	(85,110)
Closing net book amount	421,453	445,137	4,939	871,529
At 31 December 2022
Cost	421,453	968,617	19,516	1,409,586
Accumulated amortization	—	(523,480)	(14,577)	(538,057)
Net book amount	421,453	445,137	4,939	871,529

At 1 July 2021
Cost	421,453	861,210	16,644	1,299,307
Accumulated amortization	—	(533,223)	(11,617)	(544,840)
Net book amount	421,453	327,987	5,027	754,467
Six months ended 31 December 2021
Opening net book amount	421,453	327,987	5,027	754,467
Additions	—	144,302	1,544	145,846
Disposals	—	(14,274)	—	(14,274)
Amortization charge	—	(72,510)	(1,277)	(73,787)
Closing net book amount	421,453	385,505	5,294	812,252
At 31 December 2021
Cost	421,453	979,655	17,291	1,418,399
Accumulated amortization	—	(594,150)	(11,997)	(606,147)
Net book amount	421,453	385,505	5,294	812,252